Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of future lease payments due in each of the next five years and thereafter

Future lease payments due in each of the next five years and thereafter, as of December 31, 2020, in accordance with ASC Topic 842, are presented in the table below:

(in thousands)
2021	$8,395
2022	8,857
2023	8,252
2024	3,669
2025	2,724
Thereafter	5,916
Total lease payments	37,813
Less: Interest	(3,875)
Present value of lease liabilities	$33,938

Schedule of Weighted average remaining lease terms and discount rates

Weighted average remaining lease terms and discount rates were as follows:

December 31, 2020
Weighted-average remaining lease term
Operating leases	5 years, 4 months
Weighted-average discount rate
Operating leases	6.5%

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$10,527	$10,961